Note 13 - Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about inventories [text block]
	Year ended December 31,
	2018	2017
Finished goods	1,025,999	923,316
Goods in process	709,497	619,796
Raw materials	256,816	281,083
Supplies	504,286	486,002
Goods in transit	237,539	274,175
	2,734,137	2,584,372
Allowance for obsolescence (see Note 22 (i))	(209,796)	(216,068)
	2,524,341	2,368,304